Income tax expense - Additional information (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Accounting profit	£ 50	£ (94,375)	£ (245,224)	£ (12,322)
Unused potential tax losses for which no deferred tax asset is recognized		345,000	£ 250,500
Deferred tax assets or liabilities recognized		£ 0